Income Taxes (Income Taxes Included in The Statement of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Income (loss) before income taxes from continuing operations		$ 20,761	$ (3,187)	$ 1,172
Statutory tax rate		23.00%	24.00%	25.00%
Theoretical income tax expense (benefit)		$ 4,775	$ (765)	$ 293
Change in valuation allowance		(346)	(185)	(721)
Non-deductible expenses	[1]	214	186	182
Differences between foreign currencies and dollar-adjusted financial statements-net		240	(587)	(120)
Tax rate differential		(3,072)	633	(57)
Change in tax rate			182	592
Recognition of income tax benefit with respect to losses related to investment in subsidiaries			(4,929)
Other		219	590	134
Actual income tax expense (benefit)		$ 2,030	$ (4,875)	$ 303	[2]

[1]	Including non-deductible share based compensation.
[2]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19